Leases (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Leases [Abstract]
Disclosure of additional information about leasing activities for lessee	We have made the following payments during the year associated with leases:

Description of payment	Included within	2023 US$m	2022 US$m
Principal lease payments	Cash flows from financing activities	426	374
Interest payments on leases	Cash flows from operating activities	50	47
Payments for short-term leases	Net operating costs	269	465
Payments for variable lease components	Net operating costs	40	50
Payments for low value leases (>12 months in duration)	Net operating costs	3	1
Total lease payments		788	937

Summary of capitalised finance leases	The maturity profile of lease liabilities recognised at 31 December is:

	2023 US$m	2022 US$m
Lease liabilities
Due within 1 year	385	329
Between 1 and 3 years	457	388
Between 3 and 5 years	270	191
More than 5 years	574	606
Total undiscounted cash payments expected to be made	1,686	1,514
Effect of discounting	(335)	(314)
Present value of minimum lease payments	1,351	1,200
Comprising:
Current lease liability per the balance sheet	345	292
Non-current lease liability per the balance sheet	1,006	908
Total lease liability	1,351	1,200